Investment Properties - Summary of Investment Properties and Changes in Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 185,527	₩ 208,286
Disposal	0	0
Depreciation	(682)	(493)	₩ (486)
Others	44,139	(22,266)
Endings balance	228,984	185,527	208,286
Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	192,637
Endings balance	243,026	192,637
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(7,088)
Endings balance	(14,020)	(7,088)
Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(22)	(21)
Disposal	0	0
Depreciation	1	1
Others	(1)	(2)
Endings balance	(22)	(22)	(21)
Investment property - Land
Disclosure of detailed information about investment property [line items]
Beginning balance	172,594
Endings balance	210,509	172,594
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	172,594	194,417
Disposal	0	0
Depreciation	0	0
Others	37,915	(21,823)
Endings balance	210,509	172,594	194,417
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	172,594
Endings balance	210,509	172,594
Investment property - Land | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Land | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Buildings
Disclosure of detailed information about investment property [line items]
Beginning balance	12,933
Endings balance	18,475	12,933
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	12,955	13,890
Disposal	0	0
Depreciation	(683)	(494)
Others	6,225	(441)
Endings balance	18,497	12,955	₩ 13,890
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	20,043
Endings balance	32,517	20,043
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(7,088)
Endings balance	(14,020)	(7,088)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(22)
Endings balance	₩ (22)	₩ (22)